Other Non-Current Liabilities	12 Months Ended
Sep. 30, 2023
Other Non-Current Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES

10. OTHER NON-CURRENT LIABILITIES

The amount of other non-current liabilities consisted of the following:

	September 30, 2023	September 30, 2022
Tenant deposit	237,472	282,402
Total	$237,472	$282,402

The tenant deposits are deposits made by the tenant of food stalls, family zoo and other leased out facilities.